Segment Information_Operating Segments(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)	[1],[2]	Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)	Dec. 31, 2019 USD ($) [6]
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		₩ 11,431,851				₩ 10,859,687		₩ 10,192,182
Intra-segment operating revenues(expenses)		0				0
Sub-total		11,431,851				10,859,687
Net interest income		9,196,787	[1],[2]	$ 7,959,416		8,904,928	[2]	8,246,614
Interest income		14,639,187	[1],[2]	12,669,575		13,734,569	[2]	11,919,057
Interest expense		(5,442,400)	[1],[2]	(4,710,159)		(4,829,641)	[2]	(3,672,443)
Net fee and commission income (expense)		2,355,004	[1],[2]	2,038,153		2,243,376	[2]	2,050,024
Fee and commission income		3,879,247	[1],[2]	3,357,319		3,717,720	[2]	3,988,250
Fee and commission expense		(1,524,243)	[1],[2]	(1,319,166)		(1,474,344)	[2]	(1,938,226)
Net insurance income (expense)		299,512	[1],[2]	259,214		490,116	[2]	593,710
Insurance income		12,317,182	[1],[2]	10,659,981		11,975,070	[2]	8,970,992
Insurance expense		(12,017,670)	[1],[2]	(10,400,767)		(11,484,954)	[2]	(8,377,282)
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		643,872	[1],[2]	557,243		351,303	[2]	0
Net gains on financial assets/liabilities at fair value through profit or loss (under IAS 39)		0	[1],[2]	0		0	[2]	203,724
Net other operating income (expense)		(1,063,324)	[1],[2]	(920,260)		(1,130,036)	[2]	(901,890)
General and administrative expenses		(6,271,017)	[1],[2]	(5,427,290)		(5,918,512)	[2]	(5,628,664)
Operating profit before provision for credit losses		5,160,834	[1],[2]	4,466,476		4,941,175	[2]	4,563,518
Reversal (provision) for credit losses		(670,185)	[1],[2],[3],[4]	(580,016)	[3],[4]	(673,694)	[2],[4]	(548,244)
Net operating income		4,490,649	[1],[2]	3,886,460		4,267,481	[2]	4,015,274
Share of profit (loss) of associates and joint ventures		16,451	[1],[2],[3],[4]	14,238	[3],[4]	24,260	[2],[4]	84,274
Net other operating income (expense)		26,886	[1],[2]	23,268		9,791	[2]	38,876
Segment profits before income tax		4,533,986	[1],[2]	3,923,966		4,301,532	[2]	4,138,424
Income tax expense		(1,220,787)	[1],[2]	(1,056,537)		(1,239,586)	[2]	(794,963)
Profit for the year		3,313,199	[1],[2],[3],[4]	2,867,429	[3],[4]	3,061,946	[2],[4]	3,343,461
Profit attributable to shareholders of the Parent Company		3,311,828	[1],[2]	2,866,242		3,061,191	[2]	3,311,438
Profit (loss) attributable to non-controlling interests		1,371	[1],[2]	$ 1,187		755	[2]	32,023
Total assets		518,538,117	[5],[6]			479,588,298	[5]		$ 448,772,020
Total liabilities		479,418,792	[5],[6]			443,875,271	[5]		$ 414,915,957
Banking business
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		6,946,626				6,579,169		6,245,316
Intra-segment operating revenues(expenses)		372,442				274,210
Sub-total		7,319,068				6,853,379
Net interest income		6,363,787				6,100,722
Interest income		10,779,948				10,019,888
Interest expense		(4,416,161)				(3,919,166)
Net fee and commission income (expense)		1,133,296				1,122,748
Fee and commission income		1,483,362				1,422,791
Fee and commission expense		(350,066)				(300,043)
Net insurance income (expense)		0				0
Insurance income		0				0
Insurance expense		0				0
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		422,624				326,395
Net other operating income (expense)		(600,639)				(696,486)
General and administrative expenses		(3,887,419)				(3,766,995)
Operating profit before provision for credit losses		3,431,649				3,086,384
Reversal (provision) for credit losses		(103,530)				(93,916)
Net operating income		3,328,119				2,992,468
Share of profit (loss) of associates and joint ventures		29,240				49,698
Net other operating income (expense)		(38,887)				44,172
Segment profits before income tax		3,318,472				3,086,338
Income tax expense		(879,393)				(827,140)
Profit for the year		2,439,079				2,259,198
Profit attributable to shareholders of the Parent Company		2,439,079				2,259,198
Profit (loss) attributable to non-controlling interests		0				0
Total assets	[5]	387,425,038				356,959,258
Total liabilities	[5]	358,420,805				330,291,392
Corporate Banking
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		2,375,800				2,318,812
Intra-segment operating revenues(expenses)		204,476				94,910
Sub-total		2,580,276				2,413,722
Net interest income		2,844,880				2,753,928
Interest income		4,642,555				4,267,675
Interest expense		(1,797,675)				(1,513,747)
Net fee and commission income (expense)		349,393				287,978
Fee and commission income		459,879				381,481
Fee and commission expense		(110,486)				(93,503)
Net insurance income (expense)		0				0
Insurance income		0				0
Insurance expense		0				0
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		(2,526)				13,933
Net other operating income (expense)		(611,471)				(642,117)
General and administrative expenses		(1,241,721)				(1,091,556)
Operating profit before provision for credit losses		1,338,555				1,322,166
Reversal (provision) for credit losses		125,919				77,224
Net operating income		1,464,474				1,399,390
Share of profit (loss) of associates and joint ventures		0				0
Net other operating income (expense)		(262)				(65)
Segment profits before income tax		1,464,212				1,399,325
Income tax expense		(404,426)				(386,764)
Profit for the year		1,059,786				1,012,561
Profit attributable to shareholders of the Parent Company		1,059,786				1,012,561
Profit (loss) attributable to non-controlling interests		0				0
Total assets	[5]	139,496,393				131,303,734
Total liabilities	[5]	142,063,122				123,880,329
Retail Banking
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		2,979,503				2,989,240
Intra-segment operating revenues(expenses)		0				0
Sub-total		2,979,503				2,989,240
Net interest income		3,148,061				2,960,598
Interest income		4,872,937				4,547,615
Interest expense		(1,724,876)				(1,587,017)
Net fee and commission income (expense)		471,869				490,447
Fee and commission income		577,845				583,213
Fee and commission expense		(105,976)				(92,766)
Net insurance income (expense)		0				0
Insurance income		0				0
Insurance expense		0				0
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		0				0
Net other operating income (expense)		(640,427)				(461,805)
General and administrative expenses		(1,982,375)				(1,970,409)
Operating profit before provision for credit losses		997,128				1,018,831
Reversal (provision) for credit losses		(235,995)				(179,229)
Net operating income		761,133				839,602
Share of profit (loss) of associates and joint ventures		0				0
Net other operating income (expense)		0				0
Segment profits before income tax		761,133				839,602
Income tax expense		(209,311)				(230,891)
Profit for the year		551,822				608,711
Profit attributable to shareholders of the Parent Company		551,822				608,711
Profit (loss) attributable to non-controlling interests		0				0
Total assets	[5]	147,468,173				140,814,393
Total liabilities	[5]	161,834,984				152,173,062
Other Banking Services
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		1,591,323				1,271,117
Intra-segment operating revenues(expenses)		167,966				179,300
Sub-total		1,759,289				1,450,417
Net interest income		370,846				386,196
Interest income		1,264,456				1,204,598
Interest expense		(893,610)				(818,402)
Net fee and commission income (expense)		312,034				344,323
Fee and commission income		445,638				458,097
Fee and commission expense		(133,604)				(113,774)
Net insurance income (expense)		0				0
Insurance income		0				0
Insurance expense		0				0
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		425,150				312,462
Net other operating income (expense)		651,259				407,436
General and administrative expenses		(663,323)				(705,030)
Operating profit before provision for credit losses		1,095,966				745,387
Reversal (provision) for credit losses		6,546				8,089
Net operating income		1,102,512				753,476
Share of profit (loss) of associates and joint ventures		29,240				49,698
Net other operating income (expense)		(38,625)				44,237
Segment profits before income tax		1,093,127				847,411
Income tax expense		(265,656)				(209,485)
Profit for the year		827,471				637,926
Profit attributable to shareholders of the Parent Company		827,471				637,926
Profit (loss) attributable to non-controlling interests		0				0
Total assets	[5]	100,460,472				84,841,131
Total liabilities	[5]	54,522,699				54,238,001
Securities
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		1,113,200				997,898		1,074,365
Intra-segment operating revenues(expenses)		(18,795)				(17,541)
Sub-total		1,094,405				980,357
Net interest income		529,888				542,206
Interest income		852,153				819,462
Interest expense		(322,265)				(277,256)
Net fee and commission income (expense)		580,435				625,729
Fee and commission income		683,600				734,287
Fee and commission expense		(103,165)				(108,558)
Net insurance income (expense)		0				0
Insurance income		0				0
Insurance expense		0				0
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		(103,815)				(222,014)
Net other operating income (expense)		87,897				34,436
General and administrative expenses		(757,276)				(735,227)
Operating profit before provision for credit losses		337,129				245,130
Reversal (provision) for credit losses		(14,366)				(9,993)
Net operating income		322,763				235,137
Share of profit (loss) of associates and joint ventures		(103)				175
Net other operating income (expense)		30,518				13,770
Segment profits before income tax		353,178				249,082
Income tax expense		(95,271)				(70,222)
Profit for the year		257,907				178,860
Profit attributable to shareholders of the Parent Company		257,893				178,850
Profit (loss) attributable to non-controlling interests		14				10
Total assets	[5]	47,816,512				45,086,292
Total liabilities	[5]	43,131,858				40,613,424
Non-life Insurance
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		1,185,600				1,183,394		1,121,108
Intra-segment operating revenues(expenses)		(54,160)				(20,529)
Sub-total		1,131,440				1,162,865
Net interest income		616,378				616,173
Interest income		617,617				616,483
Interest expense		(1,239)				(310)
Net fee and commission income (expense)		(152,597)				(147,041)
Fee and commission income		11,095				3,238
Fee and commission expense		(163,692)				(150,279)
Net insurance income (expense)		415,112				611,277
Insurance income		11,375,543				10,847,323
Insurance expense		(10,960,431)				(10,236,046)
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		265,187				180,808
Net other operating income (expense)		(12,640)				(98,352)
General and administrative expenses		(843,800)				(789,443)
Operating profit before provision for credit losses		287,640				373,422
Reversal (provision) for credit losses		12,959				(14,392)
Net operating income		300,599				359,030
Share of profit (loss) of associates and joint ventures		(21)				(16)
Net other operating income (expense)		26,490				8,085
Segment profits before income tax		327,068				367,099
Income tax expense		(92,381)				(104,667)
Profit for the year		234,687				262,432
Profit attributable to shareholders of the Parent Company		234,326				262,267
Profit (loss) attributable to non-controlling interests		361				165
Total assets	[5]	36,552,368				34,785,551
Total liabilities	[5]	32,689,460				31,289,705
Credit Card
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		1,470,910				1,524,695		1,276,803
Intra-segment operating revenues(expenses)		(209,874)				(219,680)
Sub-total		1,261,036				1,305,015
Net interest income		1,230,288				1,168,284
Interest income		1,581,178				1,474,376
Interest expense		(350,890)				(306,092)
Net fee and commission income (expense)		261,829				264,651
Fee and commission income		1,406,273				1,426,436
Fee and commission expense		(1,144,444)				(1,161,785)
Net insurance income (expense)		15,748				18,386
Insurance income		28,874				32,271
Insurance expense		(13,126)				(13,885)
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		371				3,866
Net other operating income (expense)		(247,200)				(150,172)
General and administrative expenses		(441,921)				(404,927)
Operating profit before provision for credit losses		819,115				900,088
Reversal (provision) for credit losses		(439,765)				(431,032)
Net operating income		379,350				469,056
Share of profit (loss) of associates and joint ventures		1,106				202
Net other operating income (expense)		3,362				(33,062)
Segment profits before income tax		383,818				436,196
Income tax expense		(67,262)				(149,623)
Profit for the year		316,556				286,573
Profit attributable to shareholders of the Parent Company		316,545				286,599
Profit (loss) attributable to non-controlling interests		11				(26)
Total assets	[5]	22,990,115				20,528,951
Total liabilities	[5]	18,925,195				16,570,282
Life Insurance
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		107,404				113,238		129,513
Intra-segment operating revenues(expenses)		(22,742)				(26,809)
Sub-total		84,662				86,429
Net interest income		159,248				185,094
Interest income		159,463				185,109
Interest expense		(215)				(15)
Net fee and commission income (expense)		(16,792)				(13,163)
Fee and commission income		239				214
Fee and commission expense		(17,031)				(13,377)
Net insurance income (expense)		(122,295)				(139,400)
Insurance income		942,662				1,132,155
Insurance expense		(1,064,957)				(1,271,555)
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		66,773				62,779
Net other operating income (expense)		(2,272)				(8,881)
General and administrative expenses		(66,514)				(63,406)
Operating profit before provision for credit losses		18,148				23,023
Reversal (provision) for credit losses		3,084				(464)
Net operating income		21,232				22,559
Share of profit (loss) of associates and joint ventures		0				0
Net other operating income (expense)		(30)				(1,402)
Segment profits before income tax		21,202				21,157
Income tax expense		(5,238)				(6,332)
Profit for the year		15,964				14,825
Profit attributable to shareholders of the Parent Company		15,964				14,825
Profit (loss) attributable to non-controlling interests		0				0
Total assets	[5]	9,801,904				9,680,379
Total liabilities	[5]	9,186,567				9,128,148
Others
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		608,111				461,293		₩ 345,077
Intra-segment operating revenues(expenses)		124,857				167,789
Sub-total		732,968				629,082
Net interest income		296,512				291,415
Interest income		687,823				644,975
Interest expense		(391,311)				(353,560)
Net fee and commission income (expense)		541,343				385,930
Fee and commission income		617,622				443,455
Fee and commission expense		(76,279)				(57,525)
Net insurance income (expense)		0				1
Insurance income		0				0
Insurance expense		0				1
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		137,680				89,059
Net other operating income (expense)		(242,567)				(137,323)
General and administrative expenses		(373,919)				(308,559)
Operating profit before provision for credit losses		359,049				320,523
Reversal (provision) for credit losses		(128,331)				(124,215)
Net operating income		230,718				196,308
Share of profit (loss) of associates and joint ventures		7,201				3,104
Net other operating income (expense)		34,644				16,465
Segment profits before income tax		272,563				215,877
Income tax expense		(90,366)				(88,372)
Profit for the year		182,197				127,505
Profit attributable to shareholders of the Parent Company		179,783				126,021
Profit (loss) attributable to non-controlling interests		2,414				1,484
Total assets	[5]	42,140,936				40,399,287
Total liabilities	[5]	18,675,585				17,441,868
Intra-group Adjustments
Disclosure Of Operating Segments Line Items [Line Items]
Operating revenues from external customers		0				0
Intra-segment operating revenues(expenses)		(191,728)				(157,440)
Sub-total		(191,728)				(157,440)
Net interest income		686				1,034
Interest income		(38,995)				(25,724)
Interest expense		39,681				26,758
Net fee and commission income (expense)		7,490				4,522
Fee and commission income		(322,944)				(312,701)
Fee and commission expense		330,434				317,223
Net insurance income (expense)		(9,053)				(148)
Insurance income		(29,897)				(36,679)
Insurance expense		20,844				36,531
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		(144,948)				(89,590)
Net other operating income (expense)		(45,903)				(73,258)
General and administrative expenses		99,832				150,045
Operating profit before provision for credit losses		(91,896)				(7,395)
Reversal (provision) for credit losses		(236)				318
Net operating income		(92,132)				(7,077)
Share of profit (loss) of associates and joint ventures		(20,972)				(28,903)
Net other operating income (expense)		(29,211)				(38,237)
Segment profits before income tax		(142,315)				(74,217)
Income tax expense		9,124				6,770
Profit for the year		(133,191)				(67,447)
Profit attributable to shareholders of the Parent Company		(131,762)				(66,569)
Profit (loss) attributable to non-controlling interests		(1,429)				(878)
Total assets	[5]	(28,188,756)				(27,851,420)
Total liabilities	[5]	₩ (1,610,678)				₩ (1,459,548)

[1]	The consolidated statement of comprehensive income for the year ended December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives for the years ended December 31, 2017 and 2018 has not been restated.
[2]	The consolidated statements of comprehensive income for the years ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.
[3]	The consolidated statement of cash flows for the year ended December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives for the years ended December 31, 2017 and 2018 has not been restated.
[4]	The consolidated statements of cash flows for the years ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.
[5]	Assets and liabilities of the reporting segments are amounts before intra-segment transaction adjustment.
[6]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.